UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

December 1, 2025 to May 31, 2026

WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 333-252252-01
Central Index Key Number of issuing entity: 0001840327

WISCONSIN ELECTRIC POWER COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Commission File Number of depositor and sponsor: 001-01245
Central Index Key Number of depositor and sponsor: 0000107815

Anthony Reese
Vice President and Treasurer
Wisconsin Electric Power Company
(414) 221-2345
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1294212
(I.R.S. Employer Identification No.)

c/o Wisconsin Electric Power Company
231 West Michigan Street
P.O. Box 2046
Milwaukee, Wisconsin 53201
(414) 221-2345
(Address, including zip code, and telephone number of principal executive offices of the issuing entity)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Environmental Trust Bonds, Series 2021, Tranche A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒     No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is June 12, 2026.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus, dated May 4, 2021, of WEPCo Environmental Trust Finance I, LLC (Issuing Entity) relating to the Environmental Trust Bonds, Series 2021, Tranche A, filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on May 6, 2021.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the June 15, 2026 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

U.S. Bank Trust Company, National Association has provided the following information to the servicer:

U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses. It has contested and intends to continue contesting the plaintiffs’ claims vigorously.

Item 3. Sale of Securities and Use of Proceeds.

Omitted pursuant to General Instruction C of Form 10-D.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Reserved.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

The following exhibits are filed or furnished with or incorporated by reference in the report with respect to WEPCo Environmental Trust Finance I, LLC (File No. 333-252252-01). An asterisk (*) indicates that the exhibit has previously been filed with the SEC and is incorporated herein by reference.

Exhibit Number	Description of Exhibit
3.1*	Certificate of Formation of WEPCo Environmental Trust Finance I, LLC, dated January 5, 2021. (Exhibit 3.1 to the Registration Statement on Form SF-1 of WEPCo Environmental Trust Finance I, LLC (File No. 333-252252-01), filed January 20, 2021.)

3.2*	Amended and Restated Limited Liability Company Agreement of WEPCo Environmental Trust Finance I, LLC, dated and effective as of March 12, 2021. (Exhibit 3.2 filed with Amendment No. 1 to the Registration Statement on Form SF-1 of WEPCo Environmental Trust Finance I, LLC (File No. 333-252252-01), filed March 18, 2021.)

4.1*	Indenture, dated May 12, 2021, between WEPCo Environmental Trust Finance I, LLC and the Indenture Trustee (including a form of ETB). (Exhibit 4.1 to WEPCo Environmental Trust Finance I, LLC’s 5/12/2021 Form 8-K.)

4.2*	Series Supplement, dated May 12, 2021, between WEPCo Environmental Trust Finance I, LLC and the Indenture Trustee. (Exhibit 4.2 to WEPCo Environmental Trust Finance I, LLC’s 5/12/2021 Form 8-K.)

10.1*	Environmental Control Property Purchase and Sale Agreement, dated May 12, 2021, by and between Wisconsin Electric Power Company and WEPCo Environmental Trust Finance I, LLC. (Exhibit 10.1 to WEPCo Environmental Trust Finance I, LLC’s 5/12/2021 Form 8-K.)

10.2*	Environmental Control Property Servicing Agreement, dated May 12, 2021, by and between Wisconsin Electric Power Company and WEPCo Environmental Trust Finance I, LLC. (Exhibit 10.2 to WEPCo Environmental Trust Finance I, LLC’s 5/12/2021 Form 8-K.)

10.3*	Administrative Agreement, dated May 12, 2021, by and between Wisconsin Electric Power Company and WEPCo Environmental Trust Finance I, LLC. (Exhibit 10.3 to WEPCo Environmental Trust Finance I, LLC’s 5/12/2021 Form 8-K.)

99.1	Semi-Annual Servicer’s Certificate, dated June 8, 2026

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC, as Issuing Entity

By: WISCONSIN ELECTRIC POWER COMPANY, as Servicer

Date:	June 24, 2026	/s/ William J. Guc
William J. Guc
Vice President and Controller

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